SCHEDULE OF CONVERTIBLE DEBT (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial recognition	$ 3,438,933
Amortization of insurance cost	646,250
Conversion to ordinary shares	(4,033,040)
Balance as of December 31, 2022	52,143
First Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial recognition	3,438,933
Amortization of insurance cost	358,155
Conversion to ordinary shares	(3,797,088)
Balance as of December 31, 2022
Second Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial recognition
Amortization of insurance cost	288,095
Conversion to ordinary shares	(235,952)
Balance as of December 31, 2022	$ 52,143